ACCOUNTS PAYABLE (Details) (CAD) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
ACCOUNTS PAYABLE
Accrued payables	262,117	184,498
Accounts payable - trade	115,040	94,052
Total accounts payable	377,157	278,550